Equity - Summary of Stock Option Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance outstanding at beginning of year	17,713	22,703	24,119
Exercised	(2,541)	(1,284)	0
Forfeited	(581)	(1,211)	(885)
Expired	(2,722)	(2,495)	(531)
Balance outstanding at end of year	11,870	17,713	22,703
Balance exercisable at end of year	11,870	17,713	22,703
Balance outstanding at beginning of year	$ 36.96	$ 36.89	$ 36.83
Exercised	18.91	15.37	0
Forfeited	35.86	34.13	34.65
Expired	59.63	48.84	37.57
Balance outstanding at end of year	35.68	36.96	36.89
Balance exercisable at end of year	$ 35.68	$ 36.96	$ 36.89